Managed Container Fleet (Tables)	9 Months Ended
Sep. 30, 2023
Revenue from Contract with Customer [Abstract]
Schedule of Company's Leasing Equipment

The Company’s container leasing equipment includes such managed containers in the condensed consolidated balance sheets as of September 30, 2023 and December 31, 2022, which consisted of the following:

	September 30, 2023			December 31, 2022
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
Containers - owned fleet	$6,192,062	$(2,134,183)	$4,057,879	$6,378,374	$(2,027,743)	$4,350,631
Containers - managed fleet	16,401	(2,651)	13,750	16,417	(1,924)	14,493
Total containers	$6,208,463	$(2,136,834)	$4,071,629	$6,394,791	$(2,029,667)	$4,365,124

Summary of Income from Managed Fleet, Including Management Fees Earned from Acquisition Fees and Sales Commissions

Income from the managed fleet, including management fees earned from acquisition fees and sales commissions during the three and nine months ended September 30, 2023 and 2022 were as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Lease rental income - managed fleet	$10,405	$12,322	$32,208	$37,641
Less: distribution expense to managed fleet container investors	(9,214)	(10,952)	(28,646)	(33,427)
Less: depreciation and interest expense on managed containers purchased on or after January 1, 2019	(450)	(462)	(1,340)	(1,373)
	741	908	2,222	2,841
Management fees from non-leasing services	520	710	1,974	1,915
Total	$1,261	$1,618	$4,196	$4,756

Summary of Reconciliation of Balance Sheet Accounts From the Managed Fleet to Total Amount in Condensed Consolidated Balance Sheets

The following table provides a reconciliation of the balance sheet accounts from the managed fleet to the total amount as of September 30, 2023 and December 31, 2022 in the condensed consolidated balance sheets (also, see Note 4 “Transactions with Affiliates and Container Investors”):

	September 30, 2023	December 31, 2022
Accounts receivable, net - owned fleet	$103,645	$107,457
Accounts receivable, net - managed fleet	6,795	7,348
Total accounts receivable, net	$110,440	$114,805

Prepaid expenses and other current assets - owned fleet	$7,969	$16,614
Prepaid expenses and other current assets - managed fleet	414	89
Total prepaid expenses and other current assets	$8,383	$16,703

Accounts payable and accrued expenses - owned fleet	$23,536	$22,868
Accounts payable and accrued expenses - managed fleet	847	1,292
Total accounts payable and accrued expenses	$24,383	$24,160

Container contracts payable - owned fleet	$1,522	$6,648
Total container contracts payable	$1,522	$6,648